Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Panagram AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Panagram AAA CLO ETF NAV
Average Annual Return, Percent	7.55%	8.03%
Panagram AAA CLO ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Panagram AAA CLO ETF Market
Average Annual Return, Percent	7.73%	8.21%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	5.43%
JP Morgan CLOIE AAA Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Total Return Index
Average Annual Return, Percent	7.65%	8.03%